Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Designated as hedging instrument
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 3,294	$ 0
Derivatives in Liability Positions Fair value	0	0
Designated as hedging instrument | Interest rate contract
Derivative [Line Items]
Derivatives in Asset Positions Fair value	3,294	0
Derivatives in Liability Positions Fair value	0	0
Not designated as hedging instrument
Derivative [Line Items]
Derivatives in Asset Positions Fair value	194,509	2,533
Derivatives in Liability Positions Fair value	(159,997)	(14,518)
Not designated as hedging instrument | Call spread overlay
Derivative [Line Items]
Derivatives in Asset Positions Fair value	147,707	0
Derivatives in Liability Positions Fair value	(149,450)	0
Not designated as hedging instrument | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	46,802	2,533
Derivatives in Liability Positions Fair value	$ (10,547)	$ (14,518)